Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

TC BioPharm recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data.

Managing Material Risks & Integrated Overall Risk Management

Currently, TC BioPharm does not have a formalized cybersecurity risk management process. However, the organization is working toward implementing a framework for assessing, identifying, and managing material risks from cybersecurity threats. A managed IT service provider continuously works to evaluate and address cybersecurity risks in alignment with our business objectives and operational needs. This includes assessing cybersecurity risk as part of an overall risk assessment and considering the likelihood and potential consequences of each risk. Plans also include the identification of critical cybersecurity risks (e.g., malware, phishing, ransomware, and unauthorized access) and the implementation of formalized mitigants to address those risks such as cybersecurity policies and incident response strategy.

Third-Party Risk

TC BioPharm does not currently engage with third parties in connection with cybersecurity risk management. Third-party consultants including cybersecurity auditors are being considered for future engagement, at which point any risks stemming from the use of third parties will be incorporated in the cybersecurity risk assessment.

Risks from Cybersecurity Threats

TC BioPharm has not encountered any cybersecurity risks or incidents that have materially impacted our business strategy, operational results, or financial condition. We remain dedicated to maintaining a strong cybersecurity posture by continually analyzing and improving our security procedures to reduce potential risks. This approach to cybersecurity is critical for protecting sensitive information and guaranteeing the reliability of our business operations.

Cybersecurity Risk Management Processes Integrated [Text Block]	Managing Material Risks & Integrated Overall Risk Management

Currently, TC BioPharm does not have a formalized cybersecurity risk management process. However, the organization is working toward implementing a framework for assessing, identifying, and managing material risks from cybersecurity threats. A managed IT service provider continuously works to evaluate and address cybersecurity risks in alignment with our business objectives and operational needs. This includes assessing cybersecurity risk as part of an overall risk assessment and considering the likelihood and potential consequences of each risk. Plans also include the identification of critical cybersecurity risks (e.g., malware, phishing, ransomware, and unauthorized access) and the implementation of formalized mitigants to address those risks such as cybersecurity policies and incident response strategy.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	TC BioPharm has not encountered any cybersecurity risks or incidents that have materially impacted our business strategy, operational results, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board of Directors Oversight

The Board of Directors is aware of the critical nature of managing risks associated with cybersecurity threats. The Board is committed to effective governance in managing risks associated with cybersecurity threats because we recognize the significance of these threats to our operational integrity and stakeholder confidence.

The Board of Directors is informed of relevant cybersecurity risks and related updates during quarterly Board meetings by the CFO who is also a Board member. There have been no critical, time sensitive cybersecurity updates thus far, but if this did occur it would be escalated to the Board immediately.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors is aware of the critical nature of managing risks associated with cybersecurity threats. The Board is committed to effective governance in managing risks associated with cybersecurity threats because we recognize the significance of these threats to our operational integrity and stakeholder confidence.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors is informed of relevant cybersecurity risks and related updates during quarterly Board meetings by the CFO who is also a Board member. There have been no critical, time sensitive cybersecurity updates thus far, but if this did occur it would be escalated to the Board immediately.
Cybersecurity Risk Role of Management [Text Block]	Management’s Role Managing Risk

Within the management team, the responsibility for assessing and managing cybersecurity risk falls under the purview of the Operations Manager who works closely with a Managed IT service provider. This enriches our collective capabilities by leveraging their extensive experience and specialized skills. This collaboration significantly bolsters our overall cybersecurity stance, creating a well-rounded and robust defense against emerging threats.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Reporting to Board of Directors

The Operations Manager is responsible for escalation of pertinent cybersecurity risks to the CFO. This includes briefings on existing threat scenarios, updates on incident response efforts, and recommendations for enhancing our cybersecurity stance. As a member of the Board of Directors, the CFO communicates key information to the remaining Board members.